Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities:
Net income (loss)	$ (183,763)	$ (77,862)	$ 363,634
Adjustments to net income (loss):
Depreciation and amortization	555,053	501,443	307,040
Write-down of inventories	74,013	151,957	113,079
Allowance for credit losses	(1,449)	39,060	12,014
Impairment loss of property, plant and equipment	54,015	65,285	5,938
Impairment loss of project assets	60,245	33,052	16,239
Impairment loss of solar power systems	11,063	21,400	0
Impairment loss of investments in affiliates		600
Share-based compensation	24,412	21,404	55,335
Deferred taxes	(71,903)	(98,205)	(17,908)
Loss on change in fair value of derivatives, net	42,422	51,400	27,504
Loss (gain) on change in fair value of other financial assets	(6,926)	590	(12,696)
Equity in losses (earnings) of affiliates	28,875	12,136	(14,610)
Non-cash operating lease expenses	51,995	35,893	18,844
Accretion of green bonds and convertible notes	4,381	3,413	2,145
Others	73,894	5,109	(2,206)
Changes in operating assets and liabilities:
Accounts receivable trade	327,540	(221,479)	58,985
Accounts receivable, unbilled	(79,584)	(42,487)	(43,571)
Inventories	(110,403)	(312,522)	182,767
Project assets	(806,191)	(697,813)	(349,830)
Advances to suppliers	(86,214)	62,461	54,915
Accounts payable	(216,979)	268,207	13,115
Short-term notes payable	275,889	(221,218)	(590,418)
Advances from customers	(44,638)	(184,262)	59,383
Prepaid expenses and other current assets	(248,521)	(99,716)	(22,277)
Value added tax recoverable	(19,634)	(65,211)	(5,985)
Net settlement of derivatives	(50,860)	(49,134)	(39,133)
Other payables	4,670	90,841	169,944
Other liabilities	102,307	(104,328)	337,055
Others	(16,450)	(75,338)	(14,687)
Net cash provided by (used in) operating activities	(252,741)	(885,324)	684,615
Investing activities:
Purchase of property, plant and equipment and intangible assets	(962,254)	(1,112,834)	(1,116,461)
Purchase of solar power and battery energy storage systems	(429,192)	(757,577)	(408,999)
Investment in affiliates	(62,188)	(28,815)	(113,404)
Acquisition of subsidiaries, net of cash	(14,758)	(10,913)	(9,448)
Investment in bank time deposits and structured deposits	(119,494)	(64,650)
Proceeds from disposal of property, plant and equipment and right-of-use assets	46,582
Proceeds from disposal of solar power systems	45,506
Others	(7,692)	12,532	(23,104)
Net cash used in investing activities	(1,503,490)	(1,962,257)	(1,671,416)
Financing activities:
Proceeds from short-term borrowings	1,137,040	1,774,846	1,566,240
Repayments of short-term borrowings	(2,465,557)	(1,550,809)	(1,603,571)
Proceeds from long-term borrowings	2,618,354	1,449,754	1,016,931
Net proceeds from issuance of convertible notes and green bonds	193,256		121,023
Repayment of convertible notes	(230,000)
Repayments of finance lease obligations	(48,036)	(72,211)	(39,801)
Proceeds from subsidiary's issuance of preferred shares		482,244
Capital contributions from tax equity investors in subsidiaries	207,669	226,935
Proceeds from subsidiary's offering of equity interests			927,897
Repurchase of shares by subsidiary	(70,135)	(79,582)
Distributions to non-controlling interests	(27,016)	(27,609)	(3,990)
Proceeds from sales-leaseback arrangements		56,057	91,648
Others	31,930	60,146	(23,549)
Net cash provided by financing activities	1,347,505	2,319,771	2,052,828
Effect of exchange rate changes	85,140	(154,601)	(89,098)
Net increase (decrease) in cash, cash equivalents and restricted cash	(323,586)	(682,411)	976,929
Cash, cash equivalents and restricted cash, beginning of year	2,264,021	2,946,432	1,969,503
Cash, cash equivalents and restricted cash, end of year	1,940,435	2,264,021	2,946,432
Supplemental disclosure of cash flow information:
Interest paid, net of amounts capitalized	170,497	130,964	121,665
Income taxes paid, net of tax refunds	149,713	113,911	83,077
Supplemental schedule of non-cash activities:
Reclassification of project assets to solar power and battery energy storage systems		312,773	119,067
Reclassification of inventories to solar power and battery energy storage systems	115,572	111,525	46,197
Borrowings assumed by third parties in connection with project asset sales	53,509		161,709
Property, plant and equipment costs included in other payables	$ 226,680	$ 478,573	$ 933,029